General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 12 — General and Administrative Expenses

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Professional services	$1,486	$1,085	$372
Share-based compensation	1,909	3,513	1,849
Salaries and social benefits (*)	1,011	837	74
Insurance	511	1,174	68
Traveling abroad	164	165	50
Others	633	362	92
	$5,714	$7,136	$2,505

(*) During 2023, 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $104 thousand, $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.